Fair Value Measurement - Additional Information (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2019 CNY (¥) item	Dec. 31, 2018 CNY (¥) item
Fair Value Measurement
Number of consolidated investment funds | item	2	2
Equity investments without readily determinable fair value | ¥	¥ 312,916	¥ 279,349